Debt Obligations Debt Obligations (Schedule Of Debt Obligations) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Capital Lease Obligations		$ 118		$ 126
Debt Instrument, Unamortized Discount (Premium), Net		156
Other Long-term Debt		31		31
Long-term Debt		43,802		36,968
Current maturities of long-term debt		1,194		131
Long-term debt, less current maturities		42,608		36,837
Parent Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		15		17
Deferred Finance Costs, Noncurrent, Net		(30)		(38)
Long-term Debt		6,357		6,332
Long-term debt, less current maturities		6,358		6,332
Parent Company [Member] | ETE 7.5% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		1,187		1,187
Parent Company [Member] | 5.875% Senior Notes due January 15, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		1,150		1,150
Parent Company [Member] | 5.5% Senior Notes due June 1, 2027 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000		1,000
Parent Company [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Debt Instrument [Line Items]
Secured Debt		2,190		2,190
Parent Company [Member] | ETE Senior Secured Revolving Credit Facility due December 18, 2018 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		875		860
ETP [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		(18)		(21)
Deferred Finance Costs, Noncurrent, Net		(132)		(147)
Long-term Debt		22,067		20,633
ETP [Member] | 7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		277		277
ETP [Member] | 4.05% Senior Notes due March 2025 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000		1,000
ETP [Member] | 4.75% Senior Notes due January 2026 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000		1,000
ETP [Member] | 8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes		267		267
ETP [Member] | 4.90% Senior Notes due March 2035 [Member]
Debt Instrument [Line Items]
Senior Notes		500		500
ETP [Member] | 6.625% Senior Notes, due October 15, 2036 [Member]
Debt Instrument [Line Items]
Senior Notes		400		400
ETP [Member] | 7.5% Senior Notes, due July 1, 2038 [Member]
Debt Instrument [Line Items]
Senior Notes		550		550
ETP [Member] | Senior Notes 6.05% Due June 1, 2041 [Member]
Debt Instrument [Line Items]
Senior Notes		700		700
ETP [Member] | Senior Notes 6.50% Due February 1, 2042 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000		1,000
ETP [Member] | 5.15% Senior Notes due February 1, 2043 [Member]
Debt Instrument [Line Items]
Senior Notes		450		450
ETP [Member] | 5.95% Senior Notes due October 1, 2043 [Member]
Debt Instrument [Line Items]
Senior Notes		450		450
ETP [Member] | 5.15% Senior Notes due March 2045 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000		1,000
ETP [Member] | 6.125% Senior Notes due December 2045 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000		1,000
ETP [Member] | 7.2% Junior Subordinated Notes due November 21, 2066 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes		546		545
ETP [Member] | ETP Credit Facility due November 2019 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		2,777		1,362
ETP [Member] | 6.125% Senior Notes, due February 15, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		400		400
ETP [Member] | 2.50% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Senior Notes		650		650
ETP [Member] | 6.7% Senior Notes, due July 1, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes		600		600
ETP [Member] | 9.7% Senior Notes, due March 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes		400		400
ETP [Member] | 9.0% Senior Notes due April 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes		450		450
ETP [Member] | 5.75% Senior Notes due September 1, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		400		400
ETP [Member] | 4.15% Senior Notes due October 1, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		1,050		1,050
ETP [Member] | 5.875% Senior Notes due April 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		900		900
ETP [Member] | 5.5% Senior Notes, due April 15, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		700		700
ETP [Member] | 4.5% Senior Notes due November 1, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		600		600
ETP [Member] | 4.9% Senior Notes due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		350		350
ETP [Member] | 6.5% Senior Notes due May 15, 2021 [Member]
Debt Instrument [Line Items]
Senior Notes		500		500
ETP [Member] | Senior Notes 4.65% Due June 1, 2021 [Member]
Debt Instrument [Line Items]
Senior Notes		800		800
ETP [Member] | Senior Notes 5.20% Due February 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000		1,000
ETP [Member] | 5.0% Senior Notes due October 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		700		700
ETP [Member] | 3.6% Senior Notes due February 1, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		800		800
Sunoco [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		(9)		(20)
Long-term Debt		474		485
Sunoco [Member] | 5.75% Senior Notes, due 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		400		400
Sunoco [Member] | 9.00% Debentures, due 2024 [Member]
Debt Instrument [Line Items]
Subordinated Debt		65		65
Sunoco Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		75		85
Deferred Finance Costs, Noncurrent, Net		(34)		(32)
Long-term Debt		7,313		5,590
Sunoco Logistics [Member] | 6.125% Senior Notes, due May 15, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes		0		175
Sunoco Logistics [Member] | 5.50% Senior Notes, due February 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		250		250
Sunoco Logistics [Member] | Senior Note 4.65% Due February 15, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		300		300
Sunoco Logistics [Member] | 3.45% Senior Notes due January 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		350		350
Sunoco Logistics [Member] | 6.85% Senior Notes, due February 15, 2040 [Member]
Debt Instrument [Line Items]
Senior Notes		250		250
Sunoco Logistics [Member] | 4.25% Senior Notes due April 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		500		500
Sunoco Logistics [Member] | 5.95% Senior Notes due December 2025 [Member]
Debt Instrument [Line Items]
Senior Notes		400		400
Sunoco Logistics [Member] | 3.90% Senior Notes due July 15, 2026 [Member]
Debt Instrument [Line Items]
Senior Notes		550		0
Sunoco Logistics [Member] | Senior Note 6.10%, due February 15, 2042 [Member]
Debt Instrument [Line Items]
Senior Notes		300		300
Sunoco Logistics [Member] | 5.30% Senior Notes due April 1, 2044 [Member]
Debt Instrument [Line Items]
Senior Notes		700		700
Sunoco Logistics [Member] | 5.35% Senior Notes due May 15, 2045 [Member]
Debt Instrument [Line Items]
Senior Notes		800		800
Sunoco Logistics [Member] | 4.95% Senior Notes due January 2043 [Member]
Debt Instrument [Line Items]
Senior Notes		350		350
Sunoco Logistics [Member] | Sunoco Logistics' $2.5 billion revolving credit facility due March 2020 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		1,292		562
Sunoco Logistics [Member] | Sunoco Logistics $1.0 billion 364-day Credit Facility due December 2017 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	[1]	630		0
Bakken Project [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Noncurrent, Net		(13)		0
Long-term Debt		1,087		0
Bakken Project [Member] | Bakken Project $2.50 billion Credit Facility due August 2019 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		1,100		0
PennTex [Member] | PennTex $275 million Revolving Credit Facility due December 2019 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		168		0
Sunoco LP [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Noncurrent, Net		(47)		(18)
Long-term Debt		4,514		1,958
Sunoco LP [Member] | 5.5% Senior Notes due August 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		600		600
Sunoco LP [Member] | 6.375% Senior Notes due April 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		800		800
Sunoco LP [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Senior Notes		800	$ 800	0
Sunoco LP [Member] | Sunoco LP $1.5 Billion Revolving Credit Facility Due September 2019 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		1,000		450
Sunoco LP [Member] | Term loan due 2019 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		1,243		0
Long-term Debt		2,035
Transwestern [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		0		(1)
Deferred Finance Costs, Noncurrent, Net		(1)		(2)
Long-term Debt		656		779
Transwestern [Member] | 5.54% Senior Unsecured Notes, due November 17, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes		0		125
Transwestern [Member] | 5.64% Senior Unsecured Notes, due May 24, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		82		82
Transwestern [Member] | 5.36% Senior Unsecured Notes, due December 9, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		175		175
Transwestern [Member] | 5.89% Senior Unsecured Notes, due May 24, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		150		150
Transwestern [Member] | 5.66% Senior Unsecured Notes, due December 9, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		175		175
Transwestern [Member] | 6.16% Senior Unsecured Notes, due May 24, 2037 [Member]
Debt Instrument [Line Items]
Senior Notes		75		75
Panhandle [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		(50)		(75)
Long-term Debt		1,135		1,160
Panhandle [Member] | 7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		82		82
Panhandle [Member] | 8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes		33		33
Panhandle [Member] | 7.2% Junior Subordinated Notes due November 21, 2066 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes		54		54
Panhandle [Member] | 6.20% Senior Notes, due November 1, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		300		300
Panhandle [Member] | 7.00% Senior Notes, due June 15, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes		400		400
Panhandle [Member] | 8.125% Senior Notes, due June 1, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes		150		150
Panhandle [Member] | 7.00% Senior Notes, due July 15, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes		$ 66		$ 66

[1]	(1) Sunoco Logistics’ $1.0 billion 364-Day Credit Facility, including its $630 million term loan, were classified as long-term debt as of December 31, 2016 as Sunoco Logistics has the ability and intent to refinance such borrowings on a long-term basis.